As filed with the Securities and Exchange Commission on March 4, 2004
                                    Investment Company Act file number: 811-8054

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                              DELAFIELD FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 12/31

Date of reporting period: 12/31/03

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------

DELAFIELD                                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FUND, INC.                                (212) 830-5200

================================================================================

Dear Fellow Shareholder:

Due to some new regulatory developments we will no longer include our year end letter with the annual report.

All shareholders that hold the Fund directly should have already received a copy of the 4th quarter letter. We have asked our third party intermediaries to send a copy of the letter to all shareholders that hold the Fund through them. If you have not received it, please be aware that it is available on our website www.delafieldfund.com. You can also e-mail us at delafieldfund@rnt.com or call us at 1-800-221-3079 and we would be pleased to send it to you.

--------------------------------------------------------------------------------

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

                                      CUMULATIVE TOTAL RETURN WITH INCOME*
                                                                                  Indices
                                                                                  -------

                                                                          S & P             Russell
                                                                           500                2000
                                                   Delafield Fund**       Total+            Total++
                                                   --------------        -------            -------
Quarter ended December 31, 2003                         13.5%              12.2%              14.5%
One year ended December 31, 2003                        40.1               28.7               47.3

Inception, November 19, 1993 to December 31, 2003      287.8              188.8              155.1

                                    Annual Average Total Return with Income*

                                                                          S & P             Russell
                                                                           500               2000
                                                   Delafield Fund**       Total+            Total++
                                                   --------------        -------            -------
Three years ended December 31, 2003                     19.7%              (4.1%)              6.3%
Five years ended December 31, 2003                      16.2               (0.6)               7.1
Ten years ended December 31, 2003                       14.3               11.1                9.5
Inception, November 19, 1993 to December 31, 2003       14.3               11.1                9.7

                                                   ASSET MIX

                               12/31/02       3/31/03        6/30/03        9/30/03        12/31/03
                               --------       -------        -------        -------        --------
Equities                         92.1%          88.6%          80.2%          74.0%          75.2%
Corporate Bonds                   0.0            0.0            0.0            0.0            0.0
Cash Equivalents                  7.9           11.4           19.8           26.0           24.8
                               --------       --------       -------        -------        --------
                                100.0%         100.0%         100.0%         100.0%         100.0%


                               TEN LARGEST HOLDINGS
                                                                                % of Total
Company                                                                          Portfolio
-------                                                                         ----------
ProQuest Company                                                                   4.0
Thermo Electron Corporation                                                        3.6
Furniture Brands International, Inc.                                               3.6
Engelhard Corporation                                                              3.0
Newell Rubbermaid Inc.                                                             2.8
Honeywell International Inc.                                                       2.7
Navistar International Corporation                                                 2.6
(The) Stanley Works                                                                2.4
AMETEK, Inc.                                                                       2.4
Foot Locker, Inc.                                                                  2.4
                                                                                  -----
                                                                                  29.5%


* The performance data quoted above represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

**   Delafield Fund Performance is stated after fees.

+ The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies.

++ The Russell 2000 Index is an unmanaged, market-weighted index, with dividends reinvested, of 2,000 small companies, formed by taking the largest 3,000 small companies and eliminating the largest 1,000 of those companies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
PERFORMANCE COMPARISON CHART
================================================================================

             The value of a $10,000 investment in the Delafield Fund from its inception, November 19, 1993 to December 31, 2003, as compared to the Standard & Poor's 500 Index.

The table below represents the omitted line graph which compares the change in value of a $10,000 investment in the Delafield Fund, Inc. and the S&P Index.

INCEPTION            S&P 500        DELAFIELD
---------           ---------       ---------
11/19/93            10,000.00       10,000.00
12/31/93            10,112.00       10,170.00
06/30/94             9,769.20       10,361.20
12/31/94            10,244.96       10,739.38
06/30/95            12,315.47       12,350.29
12/31/95            14,095.06       13,680.41
06/30/96            15,518.66       15,566.94
12/31/96            17,331.24       17,285.53
06/30/97            20,903.20       19,631.18
12/31/97            23,114.76       20,683.41
06/30/98            27,208.39       21,351.48
12/31/98            29,719.72       18,311.03
06/30/99            33,399.02       21,213.33
12/31/99            35,974.09       19.847.19
06/30/00            35,823.00       19,565.36
12/31/00            32,699.23       22,623.43
06/30/01            30,508.38       27,980.66
12/31/01            28,812.12       29,905.73
06/30/02            25,020.44       31,119.90
12/31/02            22,443.34       27,678.04
06/30/03            25,082.67       32,051.17
12/31/03            28,880.19       38,788.32
----------------------------------- --------------------------------------------
                                             Average Annual Total Return
-------------------- -------------- -------------- -------------- --------------
                                                                     Since
                        One Year       Five Years     Ten Years     Inception
                                                                    (11/19/93)
-------------------- -------------- -------------- -------------- --------------
Delafield Fund, Inc.    40.14%         16.19%         14.31%         14.33%
S & P 500 Index         28.68%         -0.57%         11.06%         11.05%
-------------------- -------------- -------------- -------------- --------------

The above graph & table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

     Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2003
================================================================================

                                                                                                    Value
Common Stocks (75.21%)                                                        Shares               (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Building (2.15%)
Walter Industries, Inc.                                                       400,000           $     5,340,000
                                                                                                ---------------

Chemicals (10.33%)
Calgon Carbon Corporation                                                     100,000                   621,000
Cytec Industries Inc.*                                                         50,000                 1,919,500
Eastman Chemical Company                                                       60,000                 2,371,800
Engelhard Corporation                                                         250,000                 7,487,500
FMC Corporation*                                                              125,000                 4,266,250
Hercules Incorporated*                                                        450,000                 5,490,000
(The) Lubrizol Corporation                                                     75,000                 2,439,000
Lydall, Inc.*                                                                 100,000                 1,019,000
                                                                                                ---------------
                                                                                                     25,614,050
                                                                                                ---------------
Computer & Computer Services (0.90%)
Unisys Corporation*                                                           150,000                 2,227,500
                                                                                                ---------------

Consumer Products & Services (14.09%)
Furniture Brands International, Inc.                                          300,000                 8,799,000
Newell Rubbermaid Inc.                                                        300,000                 6,831,000
ProQuest Company*                                                             335,000                 9,865,750
(The) Reader's Digest Association, Inc.                                        50,000                   733,000
Russell Corporation                                                           150,000                 2,634,000
(The) Stanley Works                                                           160,000                 6,059,200
                                                                                                ---------------
                                                                                                     34,921,950
                                                                                                ---------------
Energy (3.91%)
Devon Energy Corporation                                                       20,000                 1,145,200
EnCana Corporation                                                             50,000                 1,972,000
Forest Oil Corporation*                                                        90,000                 2,571,300
Pioneer Natural Resources Company*                                            125,000                 3,991,250
                                                                                                ---------------
                                                                                                      9,679,750
                                                                                                ---------------
Financial Products & Services (7.12%)
Harland (John H.) Company                                                     175,000                 4,777,500
Moore Wallace Incorporated*                                                   300,000                 5,619,000
SAFECO Corporation                                                             90,000                 3,503,700

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================

                                                                                                    Value
Common Stocks (Continued)                                                     Shares               (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Financial Products & Services (continued)
Viad Corp.                                                                    150,000           $     3,750,000
                                                                                                ---------------
                                                                                                     17,650,200
                                                                                                ---------------
Food Processing (0.87%)
International Multifoods Corporation*                                         120,000                 2,160,000
                                                                                                ---------------

Industrial Products (15.34%)
AMETEK, Inc.                                                                  125,000                 6,032,500
Commercial Metals Company                                                     100,000                 3,040,000
Federal Signal Corporation                                                     50,000                   876,000
Flowserve Corporation*                                                        100,000                 2,088,000
Harsco Corporation                                                             25,000                 1,095,500
Honeywell International Inc.                                                  200,000                 6,686,000
Kennametal Inc.                                                               130,000                 5,167,500
(The) Manitowoc Company, Inc.                                                 170,000                 5,304,000
Material Sciences Corporation*                                                125,000                 1,263,750
Navistar International Corporation*                                           135,000                 6,465,150
                                                                                                ---------------
                                                                                                     38,018,400
                                                                                                ---------------
Instrumentation (6.23%)
Apogent Technologies Inc.*                                                    150,000                 3,456,000
Mettler-Toledo International Inc.*                                             75,000                 3,165,750
Thermo Electron Corporation*                                                  350,000                 8,820,000
                                                                                                ---------------
                                                                                                     15,441,750
                                                                                                ---------------
Real Estate (1.81%)
Kimco Realty Corporation                                                      100,000                 4,475,000
                                                                                                ---------------
Retail (4.15%)
Foot Locker, Inc.                                                             250,000                 5,862,500
Jones Apparel Group Inc.                                                       60,000                 2,113,800
RadioShack Corporation                                                         75,000                 2,301,000
                                                                                                ---------------
                                                                                                     10,277,300
                                                                                                ---------------
Technology (1.54%)
Itron, Inc.*                                                                   50,000                   918,000
NCR Corporation*                                                               75,000                 2,910,000
                                                                                                ---------------
                                                                                                      3,828,000
                                                                                                ---------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS(CONTINUED)
DECEMBER 31, 2003
================================================================================

                                                                                                    Value
Common Stocks (Continued)                                                     Shares               (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous (6.77%)
Becton, Dickinson and Company                                                  80,000           $     3,291,200
Cincinnati Bell Inc.*                                                         200,000                 1,010,000
Overnite Corporation*                                                         100,000                 2,275,000
Sonoco Products                                                                53,000                 1,304,860
Thomas Industries Inc.                                                        100,000                 3,466,000
Yellow Roadway Corporation*                                                   150,000                 5,425,500
                                                                                                ---------------
                                                                                                     16,772,560
                                                                                                ---------------

Total Common Stocks (Cost $133,498,779)                                                         $   186,406,460
                                                                                                ---------------


Short-Term Investments (24.45%)                                                Face                   Value
Repurchase Agreements (24.45%)                                                Amount                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Securities Inc., 0.85%, due 01/02/04,
Repurchase proceeds $60,615,862 (Collateralized by $55,652,000,
U.S. Treasury Notes, 5.625%, due 02/15/06 to 05/15/08,
value $61,830,395)                                                            $60,613,000            60,613,000
                                                                                                ---------------
Total Short-Term Investments (Cost $60,613,000)                                                 $    60,613,000
                                                                                                ---------------
Total Investments (99.66%) (Cost $194,111,779+)                                                     247,019,460
Cash and Other Assets, Net of Liabilities (0.34%)                                                       839,475
                                                                                                ---------------
Net Assets (100.00%), 10,698,055 Shares Outstanding                                             $   247,858,935
                                                                                                ===============
Net asset value, offering and redemption price per share:                                       $         23.17
                                                                                                ===============


*    Non-income producing.

+ Aggregate cost for federal income tax purposes is $194,298,055. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $52,962,090 and $240,685, respectively, resulting in net appreciation of $52,721,405.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
================================================================================

INVESTMENT INCOME
Income:
   Interest.................................................................    $    357,995
   Dividends (Net of $2,696 foreign tax withheld)...........................       1,405,423
                                                                                 -----------
      Total income..........................................................       1,763,418
                                                                                 -----------
Expenses: (Note 2)
   Investment management fee................................................       1,413,363
   Administration fee.......................................................         371,008
   Shareholder servicing fee................................................         334,836
   Custodian expenses.......................................................          14,330
   Shareholder servicing and related shareholder expenses...................         171,004
   Legal, compliance and filing fees........................................         104,290
   Audit and accounting.....................................................         143,683
   Directors' fees and expenses.............................................          16,286
   Other....................................................................           6,707
                                                                                 -----------
      Total expenses........................................................       2,575,507
      Less: Expenses paid indirectly........................................    (        162)
            Fees Waived.....................................................    (    240,443)
                                                                                 -----------
      Net expenses..........................................................       2,334,902
                                                                                 -----------
Net investment (loss) income................................................    (    571,484)
                                                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................      23,537,638
Net change in unrealized appreciation (depreciation) of investments.........      38,394,983
                                                                                 -----------
      Net gain (loss) on investments........................................      61,932,621
                                                                                 -----------
Increase (decrease) in net assets from operations...........................    $ 61,361,137
                                                                                 ===========

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2003

================================================================================



                                                                            2003                       2002
                                                                      ---------------            ---------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

 Net investment (loss) income......................................   $(      571,484)           $(      170,760)

 Net realized gain (loss) on investments...........................        23,537,638             (      372,933)

 Net change in unrealized appreciation (depreciation)..............        38,394,983             (   18,202,002)
                                                                        -------------              -------------

   Increase (decrease) in net assets from operations...............        61,361,137             (   18,745,695)

Distribution from realized gain....................................    (   22,652,434)                       -0-

Net increase (decrease) from:

 Capital share transactions (Note 3)...............................        64,868,828             (   37,019,682)
                                                                       --------------              -------------

   Total increase (decrease).......................................       103,577,531             (   55,765,377)

Net Assets:

 Beginning of year.................................................       144,281,404                200,046,781
                                                                       --------------             --------------

 End of year.......................................................   $   247,858,935            $   144,281,404
                                                                       ==============             ==============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies

Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b)   Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     c)   Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d)   General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
2.   Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, adopted on April 24, 2003, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; and 0.70% on all net assets of the Fund over $500 million. Prior to April 24, 2003 the Fund was paying the Manager a fee equal to 0.80% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted on April 24, 2003, under Securities Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the Fund's average daily net assets. Prior to April 24, 2003, the Distributor did not charge the Fund any fees under the Distribution or Shareholder Servicing Agreements. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended December 31, 2003, the Distributor voluntarily waived Shareholder Servicing fees of $240,443.

Brokerage commissions paid during the year to Reich & Tang Distributors, Inc. amounted to $181,249.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $88,214 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund. Also included under the same caption are expense offsets of $3.

Included in the Statement of Operations under the caption "Custodian Expenses" are expense offsets of $159.

3. Capital Stock

At December 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized. Net assets at December 31, 2003, are comprised as follows:


Paid in capital.................................    $  195,138,197
Distribution in excess of net realized gain.....    (      186,943)
Net unrealized appreciation (depreciation)......        52,907,681
                                                    --------------
       Net assets...............................       247,858,935
                                                    ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
3.   Capital Stock (Continued)

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the years ended December 31, 2003 and 2002, redemption fees totaled $103,086 and $124,860, respectively.

Transactions in capital stock were as follows:

                                                          Year                                Year
                                                         Ended                               Ended
                                                   December 31, 2003                   December 31, 2002
                                             -----------------------------       -----------------------------
                                                 Shares          Amount              Shares           Amount
                                             ------------     ------------       ------------     ------------
Sold......................................      3,639,406     $ 80,639,069          7,043,338    $ 145,172,693
Issued on reinvestment of dividends.......        946,460       21,995,743                -0-              -0-
Redeemed..................................   (  1,800,793)    ( 37,765,984)      (  9,286,442)   ( 182,192,375)
                                              -----------      -----------        -----------     ------------
Net increase (decrease)...................      2,785,073     $ 64,868,828       (  2,243,104)   ($ 37,019,682)
                                             ============     ============        ===========     ============

4.   Investment Transactions

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $110,794,501 and $119,166,561, respectively.

The tax character of distributions paid during 2003 were as follows:


                  Ordinary Income.........   $  2,835,152
                  Long-term capital gain..     19,817,282
                                             ------------
                                             $ 22,652,434
                                             ============


For the fiscal year ended December 31, 2003, 41% of the ordinary income distribution will be treated as qualified dividends.

The tax basis of distributable earnings at December 31, 2003 is comprised entirely of unrealized appreciation of $52,721,405, which differs from book basis unrealized appreciation by $186,276 of losses on wash sales which are deferred for tax purposes. During 2003, the Fund utilized capital loss carryforwards of $257,238 to reduce current year taxable gains.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
5. Financial Highlights

                                                                                               Year Ended
                                                                                              December 31,
                                                                  ------------------------------------------------------------------
                                                                     2003          2002          2001          2000          1999
                                                                  ----------    ----------    ----------    ----------    ----------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............................   $  18.23      $  19.70      $  15.80      $  14.07      $  13.06
                                                                  ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income (loss)................................   (   0.03 )    (   0.02 )        0.06          0.07          0.09
Net realized and unrealized
   gains (losses) on investments...............................       7.35      (   1.46 )        5.02          1.89          1.01
                                                                  ----------     --------     ----------    ----------    ----------
Total from investment operations...............................       7.32      (   1.48 )        5.08          1.96          1.10
                                                                  ----------     --------     ----------    ----------    ----------
Redemption fees received.......................................       --            0.01          --            --            --
                                                                  ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income........................       --            --        (   0.06 )    (   0.07 )    (   0.09 )
   Distributions from net realized gains
     on investments............................................   (   2.38 )        --        (   1.12 )    (   0.16 )        --
                                                                  ----------    ----------     --------      --------     ----------
Total distributions............................................   (   2.38 )        --        (   1.18 )    (   0.23 )    (   0.09 )
                                                                  ----------    ----------     --------      --------      --------
Net asset value, end of year...................................   $  23.17      $  18.23      $  19.70      $  15.80      $  14.07
                                                                  ==========    ==========    ==========    ==========    ==========
Total Return...................................................      40.14%     (   7.46%)       32.18%        13.98%         8.40%
Ratios/Supplemental Data
Net assets, end of year (000)..................................   $ 247,859     $ 144,281     $ 200,047     $  98,715     $  85,528
Ratios to average net assets:
   Expenses, net of fees waived(a).............................       1.32%         1.20%         1.25%         1.28%         1.25%
   Net investment income (loss)................................   (   0.32%)    (   0.09%)        0.33%         0.52%         0.56%
   Shareholder servicing fees waived...........................       0.14%         0.00%         0.00%         0.00%         0.00%
   Expenses paid indirectly....................................       0.00%         0.00%         0.01%         0.00%         0.00%
Portfolio turnover rate........................................      77.95%        79.31%        98.26%        99.53%       105.37%


(a) Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
REPORT OF INDEPENDENT AUDITORS
================================================================================
The Board of Directors and Shareholders of
Delafield Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delafield Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 6, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                           Directors and Officers Information
                                                  December 31, 2003+
---------------------- --------------- -------------- --------------------------- --------------------- ------------------

                       Position(s)        Term of           Principal                 Number of              Other
   Name, Address1,      Held with        Office and        Occupation(s)          Portfolios in Fund     Directorships
       and Age            Fund           Length of         During Past                 Complex              held by
                                        Time Served          5 Years                 Overseen by           Director
                                                                                  Director or Officer
---------------------- --------------- -------------- --------------------------  --------------------- ------------------
Disinterested Directors:
---------------------- --------------- -------------- --------------------------  --------------------- ------------------
Dr. W. Giles Mellon,     Director           1993       Professor Emeritus of      Director/Trustee of          N/A
Age 72                                                 Business Administration    ten other portfolios
                                                       in the Graduate School
                                                       of Management, Rutgers
                                                       University with which he
                                                       has been associated since
                                                       1966.
---------------------- --------------- -------------- --------------------------  --------------------- ------------------
Robert Straniere, Esq.,  Director           1993       Owner, Straniere Law       Director/Trustee of       WPG Funds
Age 62                                                 Firm since 1980, NYS       ten other portfolios        Group
                                                       Assemblyman since 1981
                                                       and counsel at Fisher,
                                                       Fisher & Berger since
                                                       1995.
---------------------- --------------- -------------- --------------------------  --------------------- ------------------
Dr. Yung Wong,           Director           1993       Managing Director of       Director/Trustee of         N/A
Age 65                                                 Abacus Associates, an      ten other portfolios
                                                       investment firm, since
                                                       1996.
---------------------- --------------- -------------- -------------------------- ---------------------- ------------------


+ The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at 1-800-221-3079.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                       Directors and Officers Information
                                         December 31, 2003+ (continued)

---------------------- --------------- -------------- --------------------------- --------------------- --------------------

                       Position(s)        Term of           Principal                 Number of              Other
   Name, Address1,      Held with        Office and        Occupation(s)          Portfolios in Fund     Directorships
       and Age            Fund           Length of         During Past                 Complex              held by
                                        Time Served          5 Years                 Overseen by           Director
                                                                                  Director or Officer
---------------------- --------------- -------------- --------------------------  --------------------- --------------------
Interested Directors/Officers:
---------------------- --------------- -------------- --------------------------- --------------------  --------------------
J. Dennis Delafield,   Chairman, CEO        1993       Managing Director of        No other portfolios        N/A
Age 67                 and Director2                   Reich & Tang Asset
                                                       Management, LLC ("RTAM,
                                                       LLC"), a registered
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1991.
---------------------- --------------- -------------- --------------------------- --------------------- -------------------
Richard De Sanctis,    Treasurer and        1992       Executive Vice President,   Officer of fifteen         N/A
Age 47                 Assitant                        CFO and Treasurer of        other portfolios
                       Secretary                       RTAM, LLC. Associated
                                                       with RTAM, LLC since 1990.
---------------------- --------------- -------------- --------------------------- --------------------- -------------------
Steven W. Duff,        Executive Vice       1994       Manager and President of    Director/Trustee           N/A
Age 50                 President                       RTAM, LLC.  Associated      and/or Officer of
                                                       with RTAM, LLC since 1994.  fifteen other
                                                                                   portfolios
---------------------- --------------- -------------- --------------------------- --------------------- -------------------
Molly Flewharty,       Vice President       1987       Senior Vice President of    Officer of fifteen         N/A
Age 52                                                 RTAM, LLC.  Associated      other portfolios
                                                       with RTAM, LLC since 1977.
---------------------- --------------- -------------- --------------------------- --------------------- -------------------
Rosanne Holtzer,       Secretary and        1998       Senior Vice President of    Officer of fifteen         N/A
Age 39                 Assistant                       RTAM, LLC.  Associated      other portfolios
                       Treasurer                       with RTAM, LLC since 1986.

---------------------- --------------- -------------- --------------------------- --------------------- -------------------
Cleo Piperis,          Vice President       2001       Account Administrator of    No other portfolios        N/A
Age 28                                                 the Delafield Asset
                                                       Management Division of
                                                       RTAM, LLC.  Associated
                                                       with RTAM, LLC since 1993.
---------------------- --------------- -------------- --------------------------- --------------------- -------------------
Vincent Sellecchia,    President            1993       Managing Director           No other portfolios        N/A
Age 51                                                 of RTAM, LLC.  Associated
                                                       with RTAM, LLC since 1991.
---------------------- --------------- -------------- --------------------------- --------------------- -------------------

+ The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at 1-800-221-3079.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 J. Dennis Delafield is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------
Delafield Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020

Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020

Custodian
   The Bank of New York
   100 Church Street, 10th Floor
   New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020

(GRAPHIC OMITTED)

DEL1203A
--------------------------------------------------------------------------------

                                                              December 31, 2003


                                                          (GRAPHIC OMITTED)

                                                              Annual Report

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                FYE 12/31/03                       FYE 12/31/02
4(a) Audit Fees                 $21,600                            $21,600
4(b) Audit Related Fees         $0                                 $0
4(c) Tax Fees                   $4,000                             $2,750
4(d) All Other Fees             $0                                 $0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $4,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2003. $2,750 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2002.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT Committee of Listed Registrants

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Delafield Fund, Inc.

By (Signature and Title) /s/ Rosanne Holtzer
                             Rosanne Holtzer, Secretary

Date April 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Steven W. Duff
                             Steven W. Duff, Principal Executive Officer

Date April 4, 2004

By (Signature and Title) /s/ Richard DeSanctis
                             Richard DeSanctis, Treasurer

Date April 4, 2004